EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2018
EMPLOYEE BENEFITS [abstract]
Schedule of employee benefits expense
	2016	2017	2018
	RMB’000	RMB’000	RMB’000

Wages and salaries	4,362,506	4,848,830	5,320,484
Provision for medical, housing scheme and other employee benefits (a)	1,114,918	1,220,708	1,296,392
Contributions to the defined contribution scheme (b)	741,923	772,682	829,539
	6,219,347	6,842,220	7,446,415